Cash Flow Information - Schedule of Non-cash Investing and Financing Activities (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Onerous contracts
Shares issued in lieu of inventory payment	$ 15,525
Warrants issued	371
Non-cash investing and financing activities	$ 15,896